Investment Securities (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Available for sale securities proceeds and gross realized gain loss net
Proceeds from sales of available for sales securities	$ 42,735	$ 36,923	$ 114,899
Gains realized on sales	26	0	0
Losses realized on sales	0	0	0
Other-than-temporary impairment recognized	0	0	0
Investment securities gains	$ 26	$ 0	$ 0